Borrowings	12 Months Ended
Mar. 31, 2021
Borrowings [Abstract]
Borrowings

11. Borrowings:
The following table presents short-term and long-term borrowings of Nomura as of March 31, 2020 and 2021.

	Millions of yen
	March 31
	2020	2021
Short-term borrowings (1) :
Commercial paper	¥525,124	¥460,014
Bank borrowings	565,130	294,052
Other	396,479	614,032

Total	¥1,486,733	¥1,368,098

Long-term borrowings:
Long-term borrowings from banks and other financial institutions (2)	¥2,929,313	¥2,878,676
Bonds and notes issued (3) :
Fixed-rate obligations:
Japanese yen denominated	832,589	583,148
Non-Japanese yen denominated	1,376,346	1,917,166
Floating-rate obligations:
Japanese yen denominated	744,275	876,844
Non-Japanese yen denominated	242,612	327,595
Index / Equity-linked obligations:
Japanese yen denominated	899,765	906,332
Non-Japanese yen denominated	696,041	361,916

	4,791,628	4,973,001

Subtotal	7,720,941	7,851,677

Trading balances of secured borrowings	54,724	123,335

Total	¥7,775,665	¥7,975,012

(1)	Includes secured borrowings of ¥170,290 million as of March 31, 2020 and ¥55,569 million as of March 31, 2021.
(2)	Includes secured borrowings of ¥72,543 million as of March 31, 2020 and ¥118,106 million as of March 31, 2021.
(3)	Includes secured borrowings of ¥774,319 million as of March 31, 2020 and ¥788,618 million as of March 31, 2021.
Trading balances of secured borrowings
These are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These borrowings are part of Nomura’s trading activities intended to generate profits from the distribution of financial products secured by those financial assets.
Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2020	2021
Debt issued by the Company	¥2,873,634	¥3,003,810
Debt issued by subsidiaries—guaranteed by the Company	2,541,554	2,398,932
Debt issued by subsidiaries—not guaranteed by the Company (1)	2,360,477	2,572,270

Total	¥7,775,665	¥7,975,012

(1)	Includes trading balances of secured borrowings.
As of March 31, 2020, fixed-rate long-term borrowings mature between 2020 and 2067 at interest rates ranging from 0.00% to 24.40%. Excluding perpetual subordinated debts, floating-rate obligations, which are generally based on LIBOR, mature between 2020 and 2050 at interest rates ranging from 0.00% to 5.00%. Index / Equity-linked obligations mature between 2020 and 2050 at interest rates ranging from 0.00% to 39.90%.
As of March 31, 2021, fixed-rate long-term borrowings mature between 2021 and 2067 at interest rates ranging from 0.00% to 24.40%. Excluding perpetual subordinated debts, floating-rate obligations, which are generally based on LIBOR, mature between 2021 and 2051 at interest rates ranging from 0.00% to 8.01%. Index / Equity-linked obligations mature between 2021 and 2051 at interest rates ranging from 0.00% to 43.80%.
Certain borrowing agreements contain provisions whereby the borrowings are redeemable at the option of the borrower at specified dates prior to maturity and include various equity-linked or other index-linked instruments.
Nomura enters into swap agreements to manage its exposure to interest rates and foreign exchange rates. Principally, debt securities and notes issued are effectively converted to LIBOR-based floating rate obligations through such swap agreements. The carrying value of the long-term borrowings includes adjustments to reflect fair value hedges.
Following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges as of March 31, 2020 and 2021.

	March 31
	2020	2021
Short-term borrowings	0.72%	0.58%
Long-term borrowings	1.17%	0.82%
Fixed-rate obligations	1.11%	0.96%
Floating-rate obligations	1.37%	0.88%
Index / Equity-linked obligations	0.80%	0.30%

Maturities of long-term borrowings
The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2021:

Year ending March 31	Millions of yen
2022	¥463,710
2023	779,485
2024	671,945
2025	1,027,469
2026	1,347,842
2027 and thereafter	3,561,226

Subtotal	7,851,677

Trading balances of secured borrowings	123,335

Total	¥7,975,012

Borrowing facilities
As of March 31, 2020 and 2021, Nomura had unutilized borrowing facilities of ¥nil and ¥nil, respectivel
y
.
Subordinated borrowings
As of March 31, 2020 and 2021, subordinated borrowings were ¥318,200 million and ¥354,500 million, respectively.